CONSOLIDATED STATEMENTS OF OPERATIONS(USD ($)) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
PV modules	$ 3,014.0	$ 2,766.3	$ 1,606.3
- Investee companies of GSF	33.6	197.4	115.8
- Others	2,980.4	2,568.9	1,490.5
Others	132.6	135.6	87.0
Total net revenues	3,146.6	2,901.9	1,693.3
Cost of revenues:
PV modules	2,626.2	2,211.9	1,235.6
Others	133.8	146.9	95.7
Total cost of revenues	2,760.0	2,358.8	1,331.3
Gross profit	386.6	543.1	362.0
Selling expenses	162.6	118.0	82.1
General and administrative expenses	248.8	133.1	76.9
Research and development expenses	38.6	40.2	29.0
MEMC settlement charges	120.0
Impairment of goodwill	281.5
Impairment of long-lived assets and indefinite lived intangible assets	180.3	54.6
Total operating expenses	1,031.8	345.9	188.0
Income (loss) from operations	(645.2)	197.2	174.0
Interest expense	(143.3)	(99.5)	(103.3)
Interest income	7.4	7.6	9.6
Foreign currency exchange gain (loss), net	(38.2)	(46.7)	8.6
Other income (expense), net	(133.1)	(47.7)	2.6
Income (loss) before income taxes and equity in net earnings (loss) of affiliates	(952.4)	10.9	91.5
Equity in net earnings (loss) of affiliates	(98.7)	250.8	(3.3)
Income (loss) from continuing operations before tax	(1,051.1)	261.7	88.2
Tax (expense) benefit	47.2	(23.8)	(2.5)
Income (loss) from continuing operations, net of tax	(1,003.9)	237.9	85.7
Loss from discontinued operations, net of tax	(14.1)
Net income (loss)	(1,018.0)	237.9	85.7
Less: Net income attributable to the noncontrolling interest	(0.6)	(1.0)	(0.1)
Net income (loss) attributable to ordinary shareholders of Suntech Power Holdings Co., Ltd.	$ (1,018.6)	$ 236.9	$ 85.6
Net income (loss) per ordinary share - Basic:
Continuing operations (in dollars per share)	$ (5.56)	$ 1.32	$ 0.50
Discontinued operations (in dollars per share)	$ (0.08)
Net income (loss)	$ (5.64)	$ 1.32	$ 0.50
Net income (loss) per ordinary share - Diluted:
Continuing operations (in dollars per share)	$ (5.56)	$ 1.30	$ 0.50
Discontinued operations (in dollars per share)	$ (0.08)
Net income (loss)	$ (5.64)	$ 1.30	$ 0.50
Weighted average number of shares used in computation:
Basic (in shares)	180.5	179.6	169.7
Diluted (in shares)	180.5	181.6	172.5